Related Party Transactions (Details)		Mar. 31, 2025 USD ($)		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 TWD ($)	Feb. 28, 2025 USD ($)	Feb. 28, 2025 TWD ($)	Jan. 01, 2025 USD ($)	Jan. 01, 2025 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 TWD ($)	Nov. 30, 2024 USD ($)	Nov. 30, 2024 CNY (¥)	Nov. 30, 2024 TWD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 CNY (¥)	Oct. 31, 2024 TWD ($)	Sep. 30, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jul. 31, 2024 TWD ($)	Jun. 30, 2024 USD ($)		Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 TWD ($)	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 TWD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Feb. 29, 2024 USD ($)	Feb. 29, 2024 TWD ($)	Jan. 31, 2024 USD ($)	Jan. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 TWD ($)	Oct. 31, 2023 USD ($)	Oct. 31, 2023 TWD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 TWD ($)	Jul. 31, 2023 USD ($)	Jul. 31, 2023 TWD ($)	Jun. 30, 2023 USD ($)		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 TWD ($)	Jun. 29, 2023 CNY (¥)	May 31, 2023 USD ($)	May 31, 2023 CNY (¥)	May 31, 2023 TWD ($)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Apr. 30, 2023 TWD ($)	Mar. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Jan. 31, 2023 TWD ($)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 TWD ($)	Aug. 30, 2022 USD ($)	Aug. 30, 2022 TWD ($)	Sep. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Interest-free loan																											$ 149,975								$ 299,975				$ 79,975				$ 9,975																					$ 6,000
Loan balance due		$ 44,131																				$ 1,586,860
Waiver of amount due to related parties																						545,900
Advanced Biomed Inc.
Related Party Transaction [Line Items]
Interest-free loan																											115,011	$ 732,100			$ 134,242	$ 732,100			180,516	$ 356,145	$ 89,062	$ 857,750			$ 89,744	$ 890,065	57,261	$ 912,200	$ 59,938			$ 858,120		$ 131,593		$ 945,000	$ 92,138		$ 270,200					$ 91,455	$ 989,873
Advanced Biomed Inc. [Member]
Related Party Transaction [Line Items]
Interest-free loan																											$ 112,447	$ 3,732,100			$ 131,249	$ 4,356,145			$ 176,491	$ 5,857,750	$ 87,076	$ 2,890,065			$ 87,743	$ 2,912,200	$ 55,984	$ 1,858,120	58,602			$ 1,945,000		128,659		$ 4,270,200	90,084		$ 2,989,873							$ 89,415	$ 2,967,700
Loan balance due																						1,017,750			$ 33,779,153
Shanghai Sglcell Biotech Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest-free loan																$ 89,572	¥ 650,000					96,462		¥ 650,000						¥ 650,000				¥ 650,000
Shanghai Junfu Electronic Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan balance due		764,810		¥ 5,550,000																				4,900,000
Yi Lu, Ph.D.[Member]
Related Party Transaction [Line Items]
Interest-free loan		110,268			$ 3,578,212																																																				$ 107,810		$ 3,578,212
Loan balance due		107,810																				110,268
Due to related parties		107,810	[1]																			110,268	[1],[2]																						114,907	[2]
Hung To Pau, Ph.D. [Member]
Related Party Transaction [Line Items]
Interest-free loan										$ 10,473	¥ 76,000		$ 16,768	¥ 121,681		16,890	¥ 122,566			$ 200,000
Loan balance due		200,000		¥ 320,247
Waiver of amount due to related parties	[3]																					1,233,764
Due to related parties		244,131	[4]																				[4],[5]																						933,471	[5]
General working capital																						545,900
Well Fancy Development Ltd [Member]
Related Party Transaction [Line Items]
Interest-free loan		13,739			455,992	$ 38,914	$ 1,291,552		$ 1,798,060	$ 94,049		$ 3,121,500	57,452		$ 1,906,840	$ 57,606		$ 1,911,944		$ 172,962	$ 5,740,600
Loan balance due																						1,017,750
Waiver of amount due to related parties																						1,586,860			779,153																					[6]
Due to related parties		763,872	[7]																				[7],[8]																						396,905	[8]
Due to related parties																						1,040,960																							396,905
Well Fancy Development Ltd [Member] | Advanced Biomed Inc.
Related Party Transaction [Line Items]
Loan balance due		155,000											$ 119,975
Well Fancy Development Ltd [Member] | Shanghai Junfu Electronic Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Loan balance due																						674,262
Unsecured Debt [Member]
Related Party Transaction [Line Items]
Loan balance due																						545,900			$ 33,779,153
Unsecured Debt [Member] | Shanghai Sglcell Biotech Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest-free loan																			$ 68,902			68,902		700,000		$ 68,902			$ 206,706											¥ 500,000									¥ 500,000		¥ 500,000		68,902	¥ 500,000		¥ 1,500,000	$ 96,462	¥ 700,000
Unsecured Debt [Member] | Well Fancy Development Ltd [Member]
Related Party Transaction [Line Items]
Interest-free loan								$ 54,175
Unsecured Debt [Member] | Well Fancy Development Ltd [Member] | Advanced Biomed Inc.
Related Party Transaction [Line Items]
Loan balance due					$ 16,226,488
Unsecured Debt [Member] | Shanghai Sglcell Biotech Co., Ltd. [Member]
Related Party Transaction [Line Items]
Interest-free loan																						96,323		¥ 700,000					$ 206,407	¥ 1,500,000			$ 96,323	¥ 700,000					$ 68,802	¥ 500,000					68,802		¥ 500,000			$ 68,802	¥ 500,000		$ 68,802	¥ 500,000
Maximum [Member] | Unsecured Debt [Member] | Well Fancy Development Ltd [Member] | Advanced Biomed Inc.
Related Party Transaction [Line Items]
Loan balance due		488,897
Maximum [Member] | Unsecured Debt [Member] | Shanghai Sglcell Biotech Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties																						674,262
Minimum [Member] | Unsecured Debt [Member] | Well Fancy Development Ltd [Member] | Advanced Biomed Inc.
Related Party Transaction [Line Items]
Loan balance due		$ 274,975
Minimum [Member] | Unsecured Debt [Member] | Shanghai Sglcell Biotech Co., Ltd. [Member]
Related Party Transaction [Line Items]
Due to related parties																																													$ 206,897
IPO [Member] | Hung To Pau, Ph.D. [Member]
Related Party Transaction [Line Items]
Waiver of amount due to related parties																						$ 1,233,764

[1]	Advanced Biomed Inc. (Taiwan) entered into an unsecured, interest-free loan to Yi Lu, Ph.D. amounting to NTD 3,578,212 (approximately US$107,810) for general working capital in January 2023. As of March 31, 2025 and June 30, 2024, the loan balance due to Yi Lu amounted to US$107,810 and US$110,268, respectively.
[2]	Advanced Biomed Inc.(Taiwan) entered into an unsecured, interest-free loan to Yi Lu amounting to NTD 3,578,212 (approximately US$110,268) for general working capital in January 2023. As of June 30, 2024 and 2023, the loan balance due to Yi Lu amounted to US$110,268 and US$114,907, respectively.
[3]	As of June 30, 2024, the amount due to Hung To Pau, Ph.D. of US$1,233,764 has been waived off by Hung To Pau, Ph.D.
[4]	Advanced Biomed Inc.(HK) entered into one unsecured, interest-free loan to Hung To Pau, Ph.D. amounting to US$200,000 for general working capital in July 2024. And Shanghai Sglcell Biotech Co., Ltd entered into three unsecured, interest-free loans to Hung To Pau, Ph.D. amounting to RMB122,566 (approximately US$16,890), RMB121,681 (approximately US$16,768) and RMB76,000 (approximately US$10,473) for general working capital in October 2024, November 2024 and December 2024. As of March 31, 2025, the loan balance due to Hung To Pau, Ph.D. totally amounted to US$200,000 and RMB320,247 (approximately US$44,131) for general working capital.
[5]	Payments of IPO costs paid on behalf of Advanced Biomed Inc. As of June 30, 2024, the amount due to Hung To Pau, Ph.D. of US$1,233,764 has been waived off by Hung To Pau, Ph.D.
[6]	As of June 30, 2024, the total amount due to Well Fancy Development Ltd of US$1,586,860 has been waived off by Well Fancy Development Ltd.
[7]	Advanced Biomed Inc.(Taiwan) entered into four unsecured, interest-free loans to Well Fancy Development Ltd amounting to NTD 5,740,600 (approximately US$172,962), NTD 1,911,944 (approximately US$57,606), NTD 1,906,840 (approximately US$57,452), NTD 3,121,500 (approximately US$94,049), NTD 1,798,060 (approximately US$54,175), NTD 1,291,552 (approximately US$38,914) and NTD 455,992 (approximately US$13,739) for general working capital in July 2024, October 2024, November 2024, December 2024, January 2025, February 2025 and March 2025. And Advanced Biomed Inc. entered into one unsecured, interest-free loan to Well Fancy Development Ltd amounting to US$119,975 and US$155,000 for general working capital in November 2024 and March 2025. As of March 31, 2025, the loan balance due to Well Fancy Development Ltd totally amounted to NTD 16,226,488 (approximately US$488,897) and US$274,975 for general working capital. Advanced Biomed Inc.(Taiwan) entered into ten unsecured, interest-free loans to Well Fancy Development Ltd amounting to NTD 2,967,700 (approximately US$89,415), NTD 2,989,873 (approximately US$90,084), NTD 4,270,200 (approximately US$128,659), NTD 1,945,000 (approximately US$58,602), NTD 1,858,120 (approximately US$55,984), NTD 2,912,200 (approximately US$87,743), NTD 2,890,065 (approximately US$87,076), NTD 5,857,750 (approximately US$176,491), NTD 4,356,145 (approximately US$131,249) and NTD 3,732,100 (approximately US$112,447) for general working capital in August 2022, April 2023, May 2023, June 2023, July 2023, August 2023, October 2023, December 2023, February 2024 and April 2024, respectively. And Advanced Biomed Inc. entered into five unsecured, interest-free loan to Well Fancy Development Ltd amounting to US$6,000, $9,975, $79,975, $299,975, $149,975 for general working capital in September 2021, July 2023, September 2023, December 2023, April 2024, respectively. As of June 30, 2024, the total loan balance due to Well Fancy Development Ltd totally amounted to NTD 33,779,153 (approximately US$1,017,750) and amounted to US$545,900 for general working capital. And the total amount due to Well Fancy Development Ltd of NTD 33,779,153 (approximately US$1,017,750) and US$545,900, totaling US$1,586,860, have been waived off by Well Fancy Development Ltd on June 30, 2024.
[8]	Advanced Biomed Inc.(Taiwan) entered into ten unsecured, interest-free loans to Well Fancy Development Ltd amounting to NTD 2,967,700 (approximately US$91,455), NTD2,989,873 (approximately US$92,138), NTD4,270,200 (approximately US$131,593), NTD1,945,000 (approximately US$59,938), NTD1,858,120 (approximately US$57,261), NTD2,912,200 (approximately US$89,744), NTD2,890,065 (approximately US$89,062), NTD5,857,750 (approximately US$180,516), NTD4,356,145 (approximately US$134,242) and NTD3,732,100 (approximately US$115,011) for general working capital in August 2022, April 2023, May 2023, June 2023, July 2023, August 2023, October 2023, December 2023, February 2024 and April 2024, respectively. As of June 30, 2024, the loan balance due to Well Fancy Development Ltd totally amounted to US$1,040,960 and amounted to US$545,900 for general working capital. And the total amount due to Well Fancy Development Ltd of NTD33,779,153 and US$545,900 have been waived off by Well Fancy Development Ltd. As of June 30, 2023, the loan balance due to Well Fancy Development Ltd totally amounted to US$396,905.